Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Parenthetical) (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of fair value measurement assets and liabilities [Line Items]
Derivative financial assets	₩ 3,721,370	$ 3,139,072	₩ 5,545,385
Derivative financial liabilities	3,682,258	$ 3,106,080	5,222,897
Level 2
Disclosure of fair value measurement assets and liabilities [Line Items]
Reasonable Approximation Of Fair Value Borrowings	2,143		₩ 292
Level 3 | KB Securities Co., Ltd.
Disclosure of fair value measurement assets and liabilities [Line Items]
Financial assets at fair value through profit or loss (debt instruments)	128,083
Financial liabilities designated at fair value through profit or loss	7,817,514
Derivative financial assets	209,809
Derivative financial liabilities	₩ 168,464